Taxes - Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Loss and tax credit carryforwards
Tax effect of foreign and domestic loss carryforwards	$ 1,686
Foreign and domestic tax credit carryforwards	$ 2,071
Minimum
Loss and tax credit carryforwards
Period for which substantially all loss and tax credit carryforwards are available	2 years
Period for which the majority of loss and tax credit carryforwards are available	10 years